Provisions - By classification (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions
Current provisions	$ 564	$ 779
Non-current provisions	9,800	8,776
Total provisions	10,364	9,555	$ 10,582
Decommissioning and restoration provision
Provisions
Current provisions	337	266
Non-current provisions	9,564	8,526
Total provisions	9,901	8,792	10,044
Royalties
Provisions
Current provisions	182	222
Total provisions	182	222	71
Other
Provisions
Current provisions	45	291
Non-current provisions	236	250
Total provisions	$ 281	$ 541	$ 467